Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating activities
Net loss	$ (16,952,451)	$ (24,605,449)
Adjustments for:
Net fair value (gain) loss on financial liabilities	(83,759,057)	529,555
Stock-based compensation	27,155,214	31,156,759
Depreciation and amortization	8,125,151	2,812,028
Amortization on intangible assets	50,708,958	13,716,502
Share of loss on equity investments	31,670	33,591
Gain on disposal of equity investments	(177,926)
Incremental costs to acquire cannabis inventory in a business combination	43,863,688
Loss on disposal of property, plant, and equipment	50,483
Deferred tax (benefit) expense	(16,559,339)	316,873
Amortization on financing costs	1,744,520	90,858
Amortization on financing premium	402,376
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	(3,916,018)	(843,162)
Inventory	(50,956,053)	(8,876,748)
Prepaid expenses and other current assets	(2,325,897)	(2,529,211)
Trade payables	(1,429,713)	1,616,253
Accrued liabilities	7,942,658	3,274,488
Interest accrued	1,446,358	2,214,061
Lease liabilities - operating	1,911,974	200,913
Income tax payable	5,717,078	16,176,408
Cash (used in) provided by operating activities	(27,781,078)	35,283,719
Investing activities
Purchase of property, plant, and equipment	(100,002,729)	(14,367,690)
Purchases of intangible assets		(400,000)
Cash paid for business combinations and asset acquisitions, net of cash acquired	(92,270,242)	(35,174,880)
Cash paid for business combinations and asset acquisitions, bridge financing	(22,750,176)	(8,040,804)
Cash paid for business combinations and asset acquisitions, working capital	(4,359,040)	(2,354,375)
Payments for interests in equity accounted investments	(81,609)	(109,700)
Cash received in disposal of equity investment	1,000,000
Payments made by (advances to) related corporation	135,000	(50,000)
Cash paid for bridge financing	(1,200,000)
Deposits for business combinations	(100,000)	(1,750,000)
Cash used in investing activities	(219,628,796)	(62,247,449)
Financing activities
Proceeds from exercise of Warrants	55,691,685	48,489,148
Proceeds from exercise of options	314,915
Proceeds from equity offering, net of expenses	118,052,400
Proceeds from senior secured notes, net of financing costs	148,647,037	103,571,105
Payments of financing costs	(2,142,242)
Tax withholding on stock-based compensation awards	(28,536,340)
Repayments of debts payable	(8,749,327)	(5,615,225)
Repayments of lease liabilities - finance (principal portion)	(6,948,895)	(334,899)
Repurchase of Subordinate Shares	(1,815,323)	(311,430)
Cash provided by financing activities	274,513,910	145,798,699
Net increase in cash	27,104,036	118,834,969
Cash, beginning of the period	127,238,165	8,403,196
Cash, end of the period	154,342,201	127,238,165
Supplemental disclosure of cash flow information:
Interest paid during the period	14,243,886	1,102,193
Income taxes paid during the period	41,303,039	5,594,182
Non-cash investing and financing activities:
Recognition of right-of-use assets for operating leases	68,577,580	12,295,919
Recognition of right-of-use assets for finance leases	18,576,445	906,924
Issuance of Subordinate Shares related to business combinations, asset acquisitions, and make-whole provisions	576,195,758	$ 30,825,012
Issuance of Subordinate Shares related to equity component of debt	7,429,389
Repurchase of Subordinate Shares	$ 7,193,155